Deferred income tax (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Deferred income tax [Abstract]
Profit (loss) before income tax	$ 92,545	$ (255,237)	$ (340,549)
Loss before income tax for discontinued operations	(10,098)	(19,073)	(20,233)
Profit (loss) before income tax	82,447	(274,310)	(360,779)
Theoretical loss (gain) for income tax	24,322	(76,807)	(101,018)
Effect of translation into U.S. dollars	(24,502)	(3,012)	42,044
Share in the results of associates	(3,896)	102,290	48,545
Mining royalties and special mining tax	(1,538)	247	663
Permanent items	16,513	6,577	4,447
Allowance of deferred tax asset	1,898	18,846	13,929
Effect of change in income tax rate net	0	(1,431)	2,347
Income tax expense	12,797	46,710	10,957
Mining Royalties and Special Mining Tax	5,215	6,794	3,806
Total income tax	$ 18,012	$ 53,504	$ 14,763